UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

					Capital Cash Management Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                          CAPITAL CASH MANAGEMENT TRUST

                                     ANNUAL
                                     REPORT



                                DECEMBER 31, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





To the Shareholders and
Board of Trustees of
Capital Cash Management Trust


We have audited the accompanying statement of assets and liabilities, of Capital Cash Management Trust ("the Trust") as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2004 and the six months ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Cash Management Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                               TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2009

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008


Cash and Net Assets - 100.0%..........................................$1,001
                                                                      ======

SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Shares outstanding (unlimited number of $.01
par value shares authorized)...........................................1,001
                                                                       =====

Net Asset Value Per Share.............................................$1.000
                                                                       =====


NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share                                        $  10
Additional paid-in capital                                             1,006
Accumulated net realized loss on                                        (15)
investments
                                                                  ----------
                                                                     $ 1,001
                                                                      ======













                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                             STATEMENT OF OPERATIONS


                                                             December 31, 2008

INVESTMENT INCOME:
Interest income                                                       -
                                                               --------
EXPENSES:
   Investment Adviser fees                                            -
   Administrator fees                                                 -
   Legal fees                                                         -
   Trustees' fees and expenses                                        -
   Auditing and tax                                                   -
   Custodian fees                                                     -
   Registration fees and dues                                         -
   Shareholders' reports                                              -
   Taxes                                                              -
   Transfer and shareholder servicing agent fees                      -
   Insurance                                                          -
   Miscellaneous                                                      -

                                                               --------
Total expenses                                                        -

   Investment Advisory fees waived                                    -
                                                                      -
   Administration fees waived                                         -
   Reimbursement of expenses by Administrator
   Expenses paid indirectly
                                                               --------
Net                                                                   -
expenses
                                                               --------

Net investment                                                        -
income
                                                               --------

Net increase in net assets resulting from                             -
operations
                                                                 ======






                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                             Year Ended         Year Ended
                                                          December 31, 2008   December 31, 2007
INCREASE (DECREASE) IN NET ASSETS  FROM OPERATIONS:
Net investment                                              $      -          $      -
income                      -                  -
Net realized loss from securities transactions........

                                                              -------         --------
Change in net assets resulting from                                 -                -
operations.....

                                                              -------         --------
DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
Original Shares                                                     -                -


                                                              -------         --------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
Proceeds from shares sold:
Original Shares                                                     -                -

Reinvested dividends and distributions:
Original Shares                                                     -                -

Cost of shares redeemed:
        Original Shares                                             -                -


                                                              -------         --------
Change in net assets from capital share
transactions....................................                    -                -

                                                              -------         --------
Total change in net assets                                          -                -


NET ASSETS:
Beginning of period                                             1,001            1,001

                                                              -------         --------
End of period                                                  $1,001           $1,001
                                                               ======           ======




                      See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


 Note A- Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have now been assumed by Aquila Investment Management LLC.

On December 4, 2003, the Board of Trustees approved a change in the Trust's fiscal year end from June 30th to December 31st.


Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


Note C - Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.


Note D - Accounting pronouncements: Effective June 29, 2007, the Trust adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would have been recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the Trust's net assets or results of operations. Management has analyzed the Trust's tax positions taken on Federal income tax returns for all open years 2005 to 2008 and has concluded no provision for income tax is required in the Trust's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The adoption of SFAS 157 did not have any material impact on the Trust's financial statements.


Proxy Voting Record (unaudited) As the Trust is closed, the Trust had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         Year           Year            Year          Year          Period       Year
                                         Ended          Ended          Ended          Ended         Ended        Ended
                                       Dec. 31,        Dec. 31,        Dec. 31,       Dec.31,       Dec.31,      June 30,
                                        2008*            2007*          2006*          2005*         2004*       2004

Net asset value, beginning of
period                                  $1.0000        $1.0000        $1.0000        $1.0000       $1.0000        $1.0000
                                        -------        -------        -------        -------       -------        -------
Income from investment
operations:
Net investment income                      -              -              -              -             -           0.0032
                                           -              -              -              -             -           ------
Less distributions:
Dividends from net Investment
income                                     -              -              -              -             -          (0.0032)
                                           -              -              -              -             -          --------

Net asset value,
end of period                           $1.0000        $1.0000        $1.0000        $1.0000       $1.0000        $1.0000
                                        =======        =======        =======        =======       =======        =======

Total return                               -              -              -              -             -            1.32%
Ratios/supplemental data
Net assets, end of
period (in thousands)                     $1             $1              $1             $1           $1             $1

Ratio of expenses
to average net assets                      -              -              -              -             -            0.26%

Ratio of net investment
income to average
net assets                                 -              -              -              -             -            0.75%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets                      -              -              -              -             -            5.75%

Ratio of net investment
income (loss) to
average net assets                         -              -              -              -             -           (4.74)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets                      -              -              -              -             -            0.25%


 * The Trust had no operations during the period.

                 See accompanying notes to financial statements

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees, and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on July 1, 2008 and held for the six months ended December 31, 2008.

Actual Expenses(1)

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For The Six Months Ended December 31, 2008



                                             Actual           Beginning         Ending           Expenses
                                        Total Return(1)        Account         Account         Paid During
                                                                Value           Value         the Period(2)


CAPITAL CASH
MANAGEMENT TRUST                                -               $1,000.00       $1,000.00            -


(1) The Trust did not have any operations during the period.

(2) The Trust did not incur any expenses during the period.

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended December 31, 2008


                                             Hypothetical      Beginning         Ending          Expenses
                                              Annualized        Account         Account        Paid During
                                             Total Return        Value           Value        the Period(1)



CAPITAL CASH
 MANAGEMENT TRUST                               5.00%         $1,000.00          $1,025.00           -


(1) The Trust did not incur any expenses during the period.

PRIVACY NOTICE (UNAUDITED)

                          CAPITAL CASH MANAGEMENT TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Fundssm (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Fundssm (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the "Aquila Group of Fundssm" or new services we are offering that may be of interest of you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

AQUILA DISTIBUTORS, INC. AND AQUILA INVESTMENT MANAGEMENT LLC. This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Additional Information (unaudited)

Trustees(1)
and Officers


                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(2)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(3)       During Past 5 Years          by Trustee(4)    indicated otherwise.)
------------------       ----------       -------------------          -------------    ---------------------

Interested
Trustees(5)

Lacy B. Herrmann         Chairman of      Founder and Chairman of the        2       Director or trustee, Premier
New York, NY             the Board of     Board, Aquila Management                   VIT, Oppenheimer Quest Value
(05/12/29)               Trustees since   Corporation, the sponsoring                Funds Group, Oppenheimer Small
                         1976             organization and parent of the             Cap Value Fund, Oppenheimer
                                          Manager or Administrator and/or            Midcap Fund, and Oppenheimer
                                          Adviser or Sub-Adviser to each             Rochester Group of Funds.
                                          fund of the Aquila Group of
                                          Funds; Chairman of the Manager
                                          or Administrator and/or Adviser
                                          or Sub-Adviser to each since
                                          2004; Founder and Chairman
                                          Emeritus of each fund in the
                                          Aquila Group of Funds;
                                          previously Chairman and a
                                          Trustee of each fund in the
                                          Aquila Group of Funds since its
                                          establishment until 2004 or
                                          2005; Director of the
                                          Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and
                                          charitable organizations.


Non-interested
Trustees

Theodore T. Mason        Trustee since    Executive Director, East Wind      8      Trustee, Premier VIT
New York, NY             1976             Power Partners LTD since 1994
(11/24/35)                                and Louisiana Power Partners,
                                          1999-2003; Treasurer, Fort
                                          Schuyler Maritime Alumni
                                          Association, Inc., successor to
                                          Alumni Association of SUNY
                                          Maritime College, since 2004
                                          (President, 2002-2003, First
                                          Vice President, 2000-2001,
                                          Second Vice President,
                                          1998-2000) and director of the
                                          same organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., 1973-2004; twice
                                          national officer of Naval
                                          Reserve Association, Commanding
                                          Officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler, 2000-2004; and Fort
                                          Schuyler Maritime Foundation,
                                          Inc., successor to the Maritime
                                          College at Fort Schuyler
                                          Foundation, Inc., since 2000.

John J. Partridge        Trustee  since   Founding Partner, Partridge Snow   4                   None
Providence, RI           2004             & Hahn LLP, a law firm,
(05/05/40)                                Providence, Rhode Island, since
                                          1988, Senior Counsel, since
                                          January 1, 2007; Assistant
                                          Secretary - Advisor to the
                                          Board, Narragansett Insured
                                          Tax-Free Income Fund, 2005-2008,
                                          Trustee 2002-2005; director or
                                          trustee of various educational,
                                          civic and charitable
                                          organizations, including Ocean
                                          State Charities Trust, Memorial
                                          Hospital of Rhode Island, and
                                          The Pawtucket Foundation.

Officers
Diana P. Herrmann        President        Vice Chair and Chief Executive     N/A                   N/A
New York, NY             since 2004       Officer of Aquila Management
(02/25/58)                                Corporation, Founder of the
                                          Aquila Group of Funds and parent of
                                          Aquila Investment Management LLC,
                                          Administrator, since 2004, President
                                          since 1997, Chief Operating Officer,
                                          1997-2008, a Director since 1984,
                                          Secretary since 1986 and previously
                                          its Executive Vice President, Senior
                                          Vice President or Vice President,
                                          1986-1997; Chief Executive Officer and
                                          Vice Chair since 2004, President and
                                          Manager of the Administrator since
                                          2003, and Chief Operating Officer of
                                          the Administrator, 2003-2008; Chair,
                                          Vice Chair, President, Executive Vice
                                          President or Senior Vice President of
                                          funds in the Aquila Group of Funds
                                          since 1986; Director of the
                                          Distributor since 1997; Governor,
                                          Investment Company Institute (a trade
                                          organization for the U.S. mutual fund
                                          industry dedicated to protecting
                                          shareholder interests and educating
                                          the public about investing) and head
                                          of its Small Funds Committee since
                                          2004; active in charitable and
                                          volunteer organizations.


Charles E.               Executive Vice   Executive Vice President of all    N/A                  N/A
Childs, III              President        funds in the Aquila Group of
New York, NY             since 2008       Funds and the Administrator and
(04/01/57)                                the Administrator's parent since
                                          2003; Executive Vice President and
                                          Chief Operating Officer of the
                                          Administrator's parent since 2008;
                                          formerly Senior Vice President,
                                          corporate development, Vice President,
                                          Assistant Vice President and Associate
                                          of the Administrator's parent since
                                          1987; Senior Vice President, Vice
                                          President or Assistant Vice President
                                          of the Aquila Money-Market Funds,
                                          1988-2003.

Robert W. Anderson       Chief            Chief Compliance Officer of the    N/A                  N/A
New York, NY             Compliance       Trust and each of the other
(08/23/40)               Officer since    funds in the Aquila Group of
                         2004 and         Funds, the Administrator and the
                         Assistant        Distributor since 2004,
                         Secretary        Compliance Officer of the
                         since 2000       Administrator or its predecessor
                                          and current parent 1998-2004;
                                          Assistant Secretary of the
                                          Aquila Group of Funds since 2000.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquila Group of Funds since 2003
(11/06/56)               Officer since    and Treasurer since 2000.
                         2003 and
                         Treasurer
                         since 2000


Edward M. W. Hines       Secretary        Shareholder of Butzel Long, a      N/A                  N/A
New York, NY             since 1982       professional corporation,
(12/16/39)                                counsel to the Trust, since
                                          2007; Partner of Hollyer Brady Barrett
                                          & Hines LLP, its predecessor as
                                          counsel, 1989-2007; Secretary of the
                                          Aquila Group of Funds.

John M. Herndon          Assistant        Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  Secretary        Aquila Group of Funds since 1995
                         since 1995       and Vice President of the three
                                          Aquila Money-Market Funds since
                                          1990; Vice President of the
                                          Administrator or its predecessor
                                          and current parent since 1990.

(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Capital Cash Management Trust, 380 Madison Avenue, New York, NY 10017.

(3) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Administrator's corporate parent.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds."

ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2008 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $1,000 in 2007 and $1,000 in 2008.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $250 and $300 in 2007 and 2008, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST



By:  /s/  Lacy B. Herrmann
------------------------------------
Chairman of the Board of Trustees
March 11, 2009



By:  /s/  Diana P. Herrmann
------------------------------------
President
March 11, 2009



By:  /s/  Joseph P. DiMaggio
--------------------------------------
Chief Financial Officer and Treasurer
March 11, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:  /s/  Lacy B. Herrmann
------------------------------------
Lacy B. Herrmann
Chairman of the Board of Trustees
March 11, 2009



By:  /s/  Diana P. Herrmann
------------------------------------
Diana P. Herrmann
President
March 11, 2009



By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 11, 2009



CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.